Investments in Associates and Joint Ventures_Changes In Investments In Associates And Joint Ventures(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 335,070				₩ 1,770,673
Beginning_IFRS9	[1]	335,520
Acquisition and others		187,077				53,375
Disposal and others		(11,167)				(1,522,511)
Dividends		(19,301)				(37,927)
Gains(losses) on equity-method accounting		20,510				69,161
Other comprehensive income		(5,107)				2,288
Others		(2,600)				11
Ending		504,932	[2]	$ 453,729	[2]	335,070
Gain on disposal of investments in associates and joint ventures		₩ 4,250	[3]			₩ 15,113	[4]
Description Of Other Changes In Investments In Associates		Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2018 is KRW 4,250 million.	[3]	Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2018 is KRW 4,250 million.	[3]	Gain on disposal of investments in associates and joint ventures for year ended December 31, 2017, amounts to KRW 15,113 million.	[4]
KB Pre IPO Secondary Venture Fund 1st
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 1,601				₩ 0
Beginning_IFRS9	[1]	1,551
Acquisition and others		0				1,671
Disposal and others		(217)				0
Dividends		0				0
Gains(losses) on equity-method accounting		315				(60)
Other comprehensive income		0				(10)
Others		0				0
Ending		1,649				1,601
KB GwS Private Securities Investment Trust
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		131,420				129,678
Beginning_IFRS9	[1]	131,420
Acquisition and others		0				0
Disposal and others		0				0
Dividends		(8,160)				(7,350)
Gains(losses) on equity-method accounting		11,102				9,092
Other comprehensive income		0				0
Others		0				0
Ending		134,362				131,420
KB Star Office Private Real Estate Investment Trust No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		19,709				19,807
Beginning_IFRS9	[1]	19,709
Acquisition and others		0				0
Disposal and others		0				0
Dividends		(1,162)				(1,295)
Gains(losses) on equity-method accounting		1,292				1,197
Other comprehensive income		0				0
Others		0				0
Ending		19,839				19,709
PT Bank Bukopin TBK
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		116,422
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		(1,946)
Other comprehensive income		(544)
Others		0
Ending		113,932
Sun Surgery Center Inc.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		2,682				0
Beginning_IFRS9	[1]	2,682
Acquisition and others		0				2,682
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		33				0
Other comprehensive income		0				0
Others		0				0
Ending		2,715				2,682
Dae-A Leisure Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		0
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		3,698
Other comprehensive income		(3,120)
Others		0
Ending		578
Kyobo 7 Special Purpose Acquisition Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				0
Acquisition and others						10
Disposal and others						(10)
Dividends						0
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Ending						0
RAND Bio Science Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		2,000				2,000
Beginning_IFRS9	[1]	2,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(1,157)				0
Other comprehensive income		0				0
Others		0				0
Ending		843				2,000
Balhae Infrastructure Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		105,190				133,200
Beginning_IFRS9	[1]	105,190
Acquisition and others		4,645				806
Disposal and others		(1,817)				(29,202)
Dividends		(6,804)				(12,842)
Gains(losses) on equity-method accounting		6,836				13,228
Other comprehensive income		0				0
Others		0				0
Ending		108,050				105,190
Bungaejangter Inc.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		3,484				0
Beginning_IFRS9	[1]	3,484
Acquisition and others		0				3,484
Disposal and others		(1,384)				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others		(2,100)				0
Ending		0				3,484
Reclassification into financial assets	[5]	2,100
IMM Investment 5th PRIVATE EQUITY FUND
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				9,999
Acquisition and others						25,200
Disposal and others						(35,185)
Dividends						0
Gains(losses) on equity-method accounting						(14)
Other comprehensive income						0
Others						0
Ending						0
Aju Good Technology Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		8,230				1,998
Beginning_IFRS9	[1]	8,230
Acquisition and others		9,808				6,232
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		96				0
Other comprehensive income		0				0
Others		0				0
Ending		18,134				8,230
Acts Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		500				0
Beginning_IFRS9	[1]	500
Acquisition and others		0				500
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others		(500)				0
Ending		0				500
SY Auto Capital Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		8,070				5,693
Beginning_IFRS9	[1]	8,070
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		2,676				2,390
Other comprehensive income		(74)				(13)
Others		0				0
Ending		10,672				8,070
Impairment loss recognised in profit or loss associates	[6]	500
isMedia Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				3,978
Acquisition and others						0
Disposal and others						(5,409)
Dividends						0
Gains(losses) on equity-method accounting						1,431
Other comprehensive income						0
Others						0
Ending						0
Dassang Techlon Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		0
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Ending		0
Incheon Bridge Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				728
Acquisition and others						0
Disposal and others						(728)
Dividends						0
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Ending						0
Dongjo Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		0
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		115
Other comprehensive income		0
Others		0
Ending		115
KB Insurance Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				1,392,194
Acquisition and others						0
Disposal and others						(1,417,397)
Dividends						(15,884)
Gains(losses) on equity-method accounting						38,873
Other comprehensive income						2,214
Others						0
Ending						₩ 0
Description Of Other Changes In Investments In Associates	[7]					KB Insurance Co., Ltd. is included as a subsidiary in the second quarter of 2017.
Kendae Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		127				₩ 0
Beginning_IFRS9	[1]	127
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(29)				127
Other comprehensive income		0				0
Others		0				0
Ending		98				127
Big Dipper Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		440				0
Beginning_IFRS9	[1]	440
Acquisition and others		0				440
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(160)				0
Other comprehensive income		0				0
Others		0				0
Ending		280				440
Builton Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		800				0
Beginning_IFRS9	[1]	800
Acquisition and others		0				800
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(496)				0
Other comprehensive income		0				0
Others		0				0
Ending		304				800
Shinhwa Underwear Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		138				103
Beginning_IFRS9	[1]	138
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		47				35
Other comprehensive income		0				0
Others		0				0
Ending		185				138
A-PRO Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		1,500				0
Beginning_IFRS9	[1]	1,500
Acquisition and others		0				1,500
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(97)				0
Other comprehensive income		0				0
Others		0				0
Ending		1,403				1,500
MJT&I Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		127				232
Beginning_IFRS9	[1]	127
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(5)				(105)
Other comprehensive income		0				0
Others		0				0
Ending		122				127
Inno Lending Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		230				378
Beginning_IFRS9	[1]	230
Acquisition and others		0				0
Disposal and others		(230)				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				(148)
Other comprehensive income		0				0
Others		0				0
Ending		0				230
Korbi Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				0
Acquisition and others						750
Disposal and others						(750)
Dividends						0
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Ending						0
Terra Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		20				28
Beginning_IFRS9	[1]	20
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(20)				(8)
Other comprehensive income		0				0
Others		0				0
Ending		0				20
Paycoms Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		800				0
Beginning_IFRS9	[1]	800
Acquisition and others		0				800
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(697)				0
Other comprehensive income		0				0
Others		0				0
Ending		103				800
Food Factory Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		1,000				0
Beginning_IFRS9	[1]	1,000
Acquisition and others		0				1,000
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(72)				0
Other comprehensive income		0				0
Others		0				0
Ending		928				1,000
KBIC Private Equity Fund No 3
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				2,396
Acquisition and others						0
Disposal and others						(2,763)
Dividends						0
Gains(losses) on equity-method accounting						367
Other comprehensive income						0
Others						0
Ending						0
KB IGen Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		3				10
Beginning_IFRS9	[1]	3
Acquisition and others		0				0
Disposal and others		(4)				(7)
Dividends		0				0
Gains(losses) on equity-method accounting		1				0
Other comprehensive income		0				0
Others		0				0
Ending		0				3
KB No.8 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		20				19
Beginning_IFRS9	[1]	20
Acquisition and others		0				0
Disposal and others		(20)				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				1
Other comprehensive income		0				0
Others		0				0
Ending		0				20
KB No.9 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		31				31
Beginning_IFRS9	[1]	31
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others		0				0
Ending		31				31
KB No.10 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		20				20
Beginning_IFRS9	[1]	20
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others		0				0
Ending		20				20
KB No.11 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		19				13
Beginning_IFRS9	[1]	19
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		1				(2)
Other comprehensive income		(1)				(3)
Others		0				11
Ending		19				₩ 19
Description Of Other Changes In Investments In Associates	[8]					Other gain of KB No.11 Special Purpose Acquisition Company amounting to KRW 11 million represents the changes in interests due to unequal share capital increase in the associate.
KB Private Equity Fund III
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		7,899				₩ 8,000
Beginning_IFRS9	[1]	7,899
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(69)				(101)
Other comprehensive income		0				0
Others		0				0
Ending		7,830				7,899
Korea Credit Bureau Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		5,056				4,853
Beginning_IFRS9	[1]	5,056
Acquisition and others		0				0
Disposal and others		0				0
Dividends		(112)				(149)
Gains(losses) on equity-method accounting		997				352
Other comprehensive income		0				0
Others		0				0
Ending		5,941				5,056
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		7,120				24,719
Beginning_IFRS9	[1]	7,120
Acquisition and others		0				0
Disposal and others		(6,121)				(17,500)
Dividends		(999)				0
Gains(losses) on equity-method accounting		233				(170)
Other comprehensive income		0				71
Others		0				0
Ending		233				7,120
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		17,213				24,789
Beginning_IFRS9	[1]	17,713
Acquisition and others		0				0
Disposal and others		0				(9,730)
Dividends		0				0
Gains(losses) on equity-method accounting		(1,873)				2,121
Other comprehensive income		(1,239)				33
Others		0				0
Ending		14,601				17,213
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		1,761				1,850
Beginning_IFRS9	[1]	1,761
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(180)				(85)
Other comprehensive income		0				(4)
Others		0				0
Ending		1,581				1,761
POSCO-KB Shipbuilding Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		2,345				0
Beginning_IFRS9	[1]	2,345
Acquisition and others		2,500				2,500
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(382)				(155)
Other comprehensive income		0				0
Others		0				0
Ending		4,463				2,345
Hyundai Tongyang Agrifood Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		543				3,957
Beginning_IFRS9	[1]	543
Acquisition and others		0				0
Disposal and others		(74)				(3,830)
Dividends		(469)				(407)
Gains(losses) on equity-method accounting		0				823
Other comprehensive income		0				0
Others		0				0
Ending		0				543
GH Real Estate I LP
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		17,678
Disposal and others		0
Dividends		(1,595)
Gains(losses) on equity-method accounting		1,298
Other comprehensive income		(129)
Others		0
Ending		17,252
CUBE Growth Fund No.2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		1,300
Disposal and others		(1,300)
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Ending		0
UNION Media Commerce Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		1,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		(38)
Other comprehensive income		0
Others		0
Ending		962
KB-KDBC New Technology Business Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		4,972				0
Beginning_IFRS9	[1]	4,972
Acquisition and others		10,000				5,000
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(378)				(28)
Other comprehensive income		0				0
Others		0				0
Ending		14,594				₩ 4,972
KBTS Technology Venture Private Equity Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		14,224
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		(447)
Other comprehensive income		0
Others		0
Ending		13,777
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		8,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		(70)
Other comprehensive income		0
Others		0
Ending		7,930
KB-SJ Tourism Venture Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning_IFRS9	[1]	0
Acquisition and others		1,500
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		(114)
Other comprehensive income		0
Others		0
Ending		₩ 1,386

[1]	Prepared in accordance with IFRS 9
[2]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[3]	Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2018 is KRW 4,250 million.
[4]	Gain on disposal of investments in associates and joint ventures for year ended December 31, 2017, amounts to KRW 15,113 million.
[5]	The amount of reclassification as financial assets is KRW 2,100 million.
[6]	Recognized KRW 500 million loss in relation to impaired capital.
[7]	KB Insurance Co., Ltd. is included as a subsidiary in the second quarter of 2017.
[8]	Other gain of KB No.11 Special Purpose Acquisition Company amounting to KRW 11 million represents the changes in interests due to unequal share capital increase in the associate.